Schedule of summary of property plant and equipment depreciation rate (Details)	12 Months Ended
Dec. 31, 2021
Hydroelectric Generation [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	3.14%
Wind Power Generation [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	5.20%
Administration [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	6.35%
Reservoirs Dams And Water Courses [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	2.00%
Computer software [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	20.00%
Buildings Machine Room [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	2.00%
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	14.29%
Buildings Other [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.33%
I T Equipment In General [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	16.67%
Generator [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.33%
General equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	6.25%
Water Turbine [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	2.50%
Pressure Tunnel [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.13%
Command Station Panel And Cubicle [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.57%
Floodgate [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.33%